Consolidated statements of cash flows (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Short term debt	$ 443,814	$ 344,048
Bank loans	687,716	889,591
Bank loans	2,163,853	2,586,932
Long-term debt	10,064,073	8,404,199
Interest expense	826,708	1,125,862	$ 855,518
Interest paid	(938,155)	(1,067,106)	(1,079,621)
Bank loans paid	(538,712)	(1,475,000)	(1,498,076)
Long - term debt
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Short term debt	443,814	344,048	377,215
Long-term debt	10,064,073	8,404,199	9,891,961
Non-current portion of non-current secured bank loans received	8,748,247	10,269,176	6,952,069
Interest expense	545,977	552,046	523,488
Interest paid	(516,894)	(519,601)	(532,579)
Bank loans paid	(224,914)	(200,535)	(222,568)
Foreign currency translation	1,955,471	(1,352,839)	(398,756)
Non-current portion of non-current secured bank loans received	10,507,887	8,748,247	10,269,176
Long - term debt | Aerostar
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Long-term debt			3,947,522
Bank Loans
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Bank loans	687,716	889,591	1,492,781
Bank loans	2,163,853	2,586,932	3,442,804
Non-current portion of non-current secured bank loans received	3,476,523	4,935,585	6,827,478
Interest expense	252,892	573,816	332,030
Interest paid	(421,261)	(547,505)	(547,042)
Bank loans paid	(538,712)	(1,475,000)	(1,498,076)
Foreign currency translation	82,127	(10,373)	(178,805)
Non-current portion of non-current secured bank loans received	$ 2,851,569	$ 3,476,523	$ 4,935,585